Fair Value Measurements - Summary of Financial Assets at Fair Value of Other Comprehensive Income (Detail) ¥ in Millions	Dec. 31, 2018 JPY (¥)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity instruments	¥ 7,296
Trading securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity instruments	791
Non-trading Securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity instruments	¥ 6,505